 As filed with the U.S. Securities and Exchange Commission on March 12, 2025

1933 Act File No. 333-195493
1940 Act File No. 811-22961

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	453	[X]
	and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	456	[X]

EA Series Trust
(Exact Name of Registrant as Specified in Charter)
19 East Eagle Road
Havertown, Pennsylvania 19083
(Address of Principal Executive Offices, Zip Code)
(215) 330-4476
(Registrant’s Telephone Number, including Area Code)
Michael D. Barolsky
19 East Eagle Road
Havertown, Pennsylvania 19083
(Name and Address of Agent for Service)
Copy to:
Karen Aspinall, Esq.
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

It is proposed that this filing will become effective

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	On March 20, 2025 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on ________________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

  EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 423 (the “Amendment”) to its Registration Statement (filed on December 31, 2024) with respect to its series, the Argent Focused Small Cap ETF and Argent Large Cap ETF until March 20, 2025. Parts A and B of the Amendment are incorporated by reference herein. This amendment also incorporates by reference the information contained in Part C of Post-Effective Amendment No. 449 to the Trust’s Registration Statement, which was filed on March 4, 2025 and effective as on March 8, 2025.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment (this “Amendment”) to its Registration Statement on Form N-1A under rule 485(b) under the Securities Act and has duly caused this Amendment to be signed below on its behalf by the undersigned, duly authorized in the Village of Bayside, State of Wisconsin, on March 12, 2025.

EA SERIES TRUST

By: /s/ Michael D. Barolsky
Michael D. Barolsky
Vice President and Secretary

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities indicated and on March 12, 2025.

Signature	Title

*Wesley R. Gray	Trustee and President (principal executive officer)
Wesley R. Gray

**Sean R. Hegarty	Treasurer (principal financial officer)
Sean R. Hegarty

**Daniel Dorn	Trustee
Daniel Dorn

**Michael Pagano	Trustee
Michael Pagano

**Emeka Oguh	Trustee
Emeka Oguh

*By:	/s/ Michael D. Barolsky
Michael D. Barolsky
Attorney-in-Fact
*(Pursuant to Power of Attorney previously filed with Post-Effective Amendment No. 429 to the Registrant’s registration statement on January 22, 2025.)
**(Pursuant to Power of Attorney previously filed with Post-Effective Amendment No. 376 to the Registrant’s registration statement on September 23, 2024.)